The Tax-Exempt Bond Fund of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

November 5, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Tax-Exempt Bond Fund of America
File Nos. 002-49291 and 811-02421

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 29, 2010 of Registrant’s Post-Effective Amendment No. 43 under the Securities Act of 1933 and Amendment No. 43 under the Investment Company Act of 1940.

Sincerely,

/s/Kimberly S. Verdick
Kimberly S. Verdick
Secretary